Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization And Principal Activities
Schedule of AGM Holdings' subsidiaries

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
AGM Technology Limited ("AGM HK")	May 21, 2015	Hong Kong	100%	Online trading service
AGM Tianjin Construction Development Co., Ltd. ("AGM Tianjin") formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd.	October 13, 2015	PRC	100%	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. ("AGM Beijing")	November 13, 2015	PRC	100%	Software development and provider
Nanjing Xingaomeng Software Technology Co., Ltd. (AGM Nanjing")	September 28, 2016	PRC	100%	Software development and provider
AGM Software Service LTD ("AGM Software")	June 14, 2017	BVI	100%	Core technology service provider
Anyi Network Inc. ("Anyi Network")	September 29, 2017	Cayman	100%	Software development and provider
Anyi Technology Limited ("Anyi Technology")	October 23, 2017	Hong Kong	100%	Product marketing hub
Jiangsu AnyiWang Network Technology Co., Ltd. ("Jiangsu AnYiWang")	November 13, 2017	PRC	100%	Software development and provider
Beijing AnyiWang Technology Co., Ltd. ("Beijing AnYiWang")	January 2, 2018	PRC	100%	Software development and provider
Changzhou AnyiWang Network Technology Co., Ltd. ("Changzhou AnYiWang")	November 27, 2017	PRC	100%	Software development and provider
Lianyungang AnyiWang Software Co., Ltd. ("Lianyungang AnYiWang")	November 20, 2017	PRC	100%	Software development and provider
Tongshan Naquan Technology Service Co., Ltd. ("Tongshan Naquan")	May 3, 2018	PRC	100%	Software development and provider
Hubei AnYiWang Network Technology Co., Ltd. ("Hubei AnYiWang")	March 8, 2018	PRC	100%	Software development and provider